Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets
	License and Knowhow
	2021	2020
Cost
Balance as of January 1,	1,538	1,538
Additions	-	-
Balance as of December 31,	1,538	1,538
Accumulated Amortization
Balance as of January 1,	1,175	1,109
Additions	66	66
Balance as of December 31,	1,241	1,175
Amortized cost
Balance as of December 31,	297	363